GOVERNMENT ASSISTANCE (Details Narrative) - CAD ($)		12 Months Ended
	Feb. 28, 2017	Dec. 31, 2019	Dec. 31, 2016	Sep. 30, 2021	Dec. 31, 2020	Feb. 29, 2016
IfrsStatementLineItems [Line Items]
Government grant payable				$ 33,709	$ 33,709
Funding Agreement [Member]
IfrsStatementLineItems [Line Items]
Total fund						$ 375,000
Proceeds from organization			$ 75,000
Repayment of debt	$ 33,709	$ 13,764
Government grant payable		$ 33,709
Funding Agreement [Member] | 12 Month Repayement Plan [Member]
IfrsStatementLineItems [Line Items]
Repayment of debt	$ 41,292